Income tax (credit)/expense - Deferred tax liability assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Represented by:
Deferred tax assets	$ (27,680)	$ (243,449)
Deferred tax liabilities	2,614,823	3,185,440
Deferred tax liability (asset)	$ 2,587,143	$ 2,941,991	$ 579,796	$ (1,951,154)